SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 75,359	$ 97,479	[1]	$ 87,721	[1]
Cost of revenues	66,924	82,179		79,776
Gross profit	8,435	15,300	[1]	7,945	[1]
Research and development	185	113	[1]	458	[1]
Selling and marketing	4,369	4,929	[1]	4,754	[1]
General and administrative	7,612	7,654	[1]	7,901	[1]
Other expenses (income)	315		[1]	(4)	[1]
Operating income (loss)	(4,046)	2,604	[1]	(5,164)	[1]
Financial expense, net	770	422		88
Loss before tax benefits	(4,816)	2,182	[1]	(5,252)	[1]
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	75,359	97,479		87,721
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,141)	(6,287)		(5,057)
Cost of revenues	(2,937)	(6,468)		(5,343)
Gross profit	(204)	181		286
Research and development
Selling and marketing
General and administrative
Other expenses (income)
Operating income (loss)	(204)	181		286
Elimination of inter-company sales [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,141)	(6,287)		(5,057)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	23,125	26,589		24,707
Cost of revenues	21,703	23,998		25,612
Gross profit	1,422	2,591		(905)
Research and development	(3)	58		287
Selling and marketing	1,429	1,530		1,512
General and administrative	2,183	1,978		2,384
Other expenses (income)				(2)
Operating income (loss)	(2,187)	(975)		(5,086)
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	20,179	20,552		20,065
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	2,946	6,037		4,642
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	20,640	34,433		31,344
Cost of revenues	17,885	27,852		27,659
Gross profit	2,755	6,581		3,685
Research and development	(2)	83		98
Selling and marketing	1,152	1,638		1,660
General and administrative	2,054	2,734		2,375
Other expenses (income)	21
Operating income (loss)	(470)	2,126		(448)
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	20,445	34,183		30,929
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	195	250		415
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,189	38,687		32,487
Cost of revenues	26,961	33,337		28,561
Gross profit	4,228	5,350		3,926
Research and development	7	7
Selling and marketing	1,527	1,334		1,324
General and administrative	2,732	2,408		2,631
Other expenses (income)				(2)
Operating income (loss)	(38)	1,601		(27)
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,189	38,687		32,487
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,546	4,057		4,240
Cost of revenues	3,312	3,460		3,287
Gross profit	234	597		953
Research and development	183	(35)		73
Selling and marketing	261	427		258
General and administrative	643	534		511
Other expenses (income)	294
Operating income (loss)	(1,147)	(329)		111
Overhaul and coating of jet engine components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	3,546	4,057		4,240
Overhaul and coating of jet engine components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues

[1]	Reclassified due to discontinued operation.